Statement of Cash Flows (USD $)	12 Months Ended		24 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012
Cash Flows from Operating Activities
Net loss	$ (396,145)	$ (88,713)	$ (484,858)
Adjustments to reconcile net loss to net cash used in operating activities:
Due to related parties		19,180	19,180
Increase in Accounts Payable	59,174	32,543	91,717
Increase in Prepaid Expenses	(56,125)		(56,125)
Gain on Trading Securities	(12,342)	(5,877)	(18,219)
Net Cash used in Operating Activities	(405,438)	(42,867)	(448,305)
Cash Flows from Investing Activities
Principal Deposited in trust account		(48,480,000)	(48,480,000)
Net Cash used in Investing Activities		(48,480,000)	(48,480,000)
Cash Flows from Financing Activities
Proceeds from convertible debt, officers	120,000
Proceeds from notes payable to affiliate		238,145	358,145
Payment of notes payable to affiliate		(238,145)	(238,145)
Proceeds from public offering		48,000,000	48,000,000
Proceeds from issuance of sponsor warrants		2,331,000	2,331,000
Payment of Offering costs		(1,542,769)	(1,542,769)
Refund of Offering costs	13,540		13,540
Proceeds from sale of sponsors’ shares of common stock		25,000	25,000
Net Cash provided by financing activities	133,540	48,813,231	48,946,771
Net (decrease)/ increase in cash	(271,898)	290,364	18,466
Cash at beginning of period	290,364
Cash at end of period	18,466	290,364	18,466
Supplemental Disclosure of Non-Cash Transactions:
Deferred underwriting compensation	0	480,000	480,000
Accrued legal fees	$ 0	$ 100,000	$ 100,000